Schedule of Future Minimum Rental Payments for Operating Leases (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1		712
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	114
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3		44
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	7
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5		0
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 6	0
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 7		756
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 8	$ 121